Investments in associates and joint ventures - Changes during the year (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Investments in associates and joint ventures
Balance at the beginning			$ 2,031	$ 2,798
Capital contribution to CSP			42	75
Additions			42	75
Translation adjustment			70	(645)
Equity results in income statement	$ 105	$ 43	77	(67)
Equity results in statement of comprehensive income				(2)
Dividends declared			(49)	(100)
Others			26	12
Balance at the end	2,197	$ 2,071	2,197	$ 2,071
Notional amount	$ 1,559		$ 1,559		$ 1,557